Related party transactions and balances - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 26, 2017 USD ($)	Dec. 26, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan from bank	$ 3,031,904	$ 4,359,210			$ 4,150,309
Land-use right pledged as collateral	314,009	437,989			462,738
Building property pledged as collateral	$ 2,585,410	$ 3,455,993			$ 3,335,229
Annual interest rate (in percentage)	4.35	4.35
CQ Mingwen
Related Party Transaction [Line Items]
Loan from bank						$ 1,300,000	¥ 9,000,000
GA Yongpeng
Related Party Transaction [Line Items]
Land-use right pledged as collateral	$ 1,600,000	$ 1,400,000	¥ 10,198,100	¥ 10,198,100
Building property pledged as collateral	$ 1,900,000	$ 1,700,000	¥ 12,268,800	¥ 12,268,800